Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Principal payments due on long-term debt
The current material terms and conditions of debt outstanding are as follows:

Original loan amount	Interest rate	Monthly repayment	Maturity date	September 30, 2019	December 31, 2018
ACOA AIF grant (C$2,871,919)	0%	Royalties	-	$2,168,873	$2,106,840
ACOA term loan (C$337,000)	0%	C$3,120	June 2026	188,528	203,735
ACOA term loan (C$500,000)	0%	C$4,630	November 2028	377,600	—
Kubota Canada Ltd. (C$95,961)	0%	C$1,142	January 2025	55,215	61,178
Finance PEI term loan (C$2,717,093)	4%	C$16,313	November 2023	1,756,392	1,219,681
Total debt				$4,546,608	$3,591,434
less: current portion				(149,069)	(71,613)
Long-term debt				$4,397,539	$3,519,821

The current terms and conditions of long-term debt outstanding at December 31, 2018 and 2017, are as follows:

	Interest rate	Monthly repayment	Maturity date	2018	2017
ACOA AIF grant (C$2,871,919)	0%	Royalties	-	$2,106,840	$2,287,771
ACOA term loan (C$337,000)	0%	C$3,120	June 2026	203,735	251,056
Kubota Canada Ltd (C$95,961)	0%	C$1,142	Jan 2025	61,178	—
PEI Finance term loan (C$2,717,093)	4%	C$4,333	July 2021	1,219,681	545,387
Total debt				$3,591,434	$3,084,214
less: current portion				(71,613)	(49,794)
Long-term debt				$3,519,821	$3,034,420

Terms and conditions of long-term debt
Estimated principal payments remaining on loan debt are as follows:

Year	AIF	ACOA	FPEI	Kubota	Total
2019	$—	$7,069	$19,507	$2,588	$29,164
2020	—	70,234	79,808	10,353	160,395
2021	—	70,234	83,064	10,353	163,651
2022	—	70,234	86,448	10,353	167,035
2023	—	70,234	1,487,565	10,353	1,568,152
Thereafter	2,168,873	278,123	—	11,215	2,458,211
Total	$2,168,873	$566,128	$1,756,392	$55,215	$4,546,608

Principal payments due on the long-term debt are as follows:

Year	AIF	ACOA	Kubota	FPEI	Total
2019	$—	$27,466	$10,057	$34,090	$71,613
2020	—	27,466	10,057	42,034	79,557
2021	—	27,466	10,057	43,746	81,269
2022	—	27,466	10,057	45,529	83,052
2023	—	27,466	10,057	1,054,282	1,091,805
Thereafter	2,106,840	66,405	10,893	—	2,184,138
Total	$2,106,840	$203,735	$61,178	$1,219,681	$3,591,434